Loans and Financing - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		$ (26,034,320)	$ (24,201,009)	$ (21,299,361)
Cash flows		710,712	(1,021,182)	2,301,449
(Financial) Revenue		(1,038,928)	(1,372,320)	(1,450,403)
Non-cash transactions(	[1]	42,294	560,191	(3,752,694)
Ending balance		(26,320,242)	(26,034,320)	(24,201,009)
Loans and Financing [Member]
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(19,999,137)	(17,700,148)	(16,578,829)
Cash flows		1,209,621	(907,975)	187,123
(Financial) Revenue		(515,870)	(1,322,258)	(1,141,271)
Non-cash transactions(	[1]	(21,410)	(68,756)	(167,171)
Ending balance		(19,326,796)	(19,999,137)	(17,700,148)
Lease liability [Member]
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(1,841,227)	(1,721,833)	(1,506,043)
Cash flows		473,098	354,947	434,488
(Financial) Revenue		(104,177)	(70,277)	(75,883)
Non-cash transactions(	[1]	(261,723)	(404,064)	(574,395)
Ending balance		(1,734,029)	(1,841,227)	(1,721,833)
Derivative liabilities [Member]
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(56,456)	1,267	(10,444)
Cash flows		233,008	12,745	261,739
(Financial) Revenue		(477,887)	(8,639)	(250,028)
Non-cash transactions(	[1]	119,737	(61,829)
Ending balance		(181,598)	(56,456)	1,267
Margin cash [Member]
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		132,461	130,209	223,162
Cash flows		(21,099)	(26,602)	(109,732)
(Financial) Revenue		59,006	28,854	16,779
Non-cash transactions(	[1]	(33,814)
Ending balance		136,554	132,461	130,209
Profit Reserves [Member]
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(3,587,219)	(4,264,534)	(3,385,709)
Cash flows		(1,179,620)	(447,979)	872,802
(Financial) Revenue
Non-cash transactions(	[1]	592,365	1,125,294	(1,751,627)
Ending balance		(4,174,474)	(3,587,219)	(4,264,534)
Non-controlling interest [Member]
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(682,742)	(645,970)	(660,796)
Cash flows		(4,296)	(6,318)	103,141
(Financial) Revenue
Non-cash transactions(	[1]	(352,861)	(30,454)	(88,315)
Ending balance		$ (1,039,899)	(682,742)	(645,970)
Treasure shares [Member]
Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance				619,298
Cash flows				551,888
(Financial) Revenue
Non-cash transactions(	[1]			(1,171,186)
Ending balance

[1]	The values presented as non-cash transactions refer to lease liabilities, allocation of net profit, and provisions.